Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 07, 2022	Dec. 02, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Description of dividend distribution				The dividend distribution relates to the Company’s earnings in the second half of 2021
Percentage of purchase agreement		50.10%
Total purchase price (in Dollars)		$ 11.0
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Credit agreement (in Dollars)			$ 25.0
Term of bank loan			5 years
Maturity on bank loan			Mar. 31, 2027
Bank loan bears interest rate			2.25%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Dividend distribution (in Dollars per share)	$ 0.216
Aggregate amount (in Dollars)	$ 10.6
Purchase reminder of shares percentage					19.90%	30.00%